RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 7 — RELATED PARTY TRANSACTIONS

As of March 31, 2019, and December 31, 2018, the total balances of related party payable were $14,467 and $14,467, respectively, related to employee paid travel on behalf of the Company.

NOTE 9 — RELATED PARTY TRANSACTIONS

Issuance of convertible notes payable

In 2017, the Company issued an aggregate of $762,500 in convertible notes payable and warrants to acquire 305,000 shares of the Company’s common stock with a term of five years, an exercise price of $1.75 per share to David Moradi. Upon issuance, the convertible notes immediately and automatically convert into the Company’s common stock at a conversion rate of $1.68 per share.

In 2017, the Company issued an aggregate of 453,869 shares of the Company’s common stock in settlement of outstanding convertible notes, issued in 2017, for $762,500 to David Moradi.

On September 26, 2018, the Company issued a $50,000 convertible note payable and warrants to acquire 20,000 shares of the Company’s common stock with a term of five years, an exercise price of $2.50 per share to an entity that Alexandre Zyngier, a member of the Company’s board of directors is deemed a beneficial owner. On October 29, 2018, the Company issued 13,384 shares of the Company’s common stock in settlement of this outstanding convertible note, discussed further in Note 8, issued in 2018, for $50,000 and accrued interest.

Sales of common stock

In 2017, the Company sold to Anthion Partners II, LLC, an entity under the control of David Moradi, 214,286 shares of the Company’s common stock for net proceeds of $750,000.

In 2017, the Company issued 30,000 shares of the Company’s common stock in exchange for the exercise of warrants for net proceeds of $52,500 to David Moradi.

In 2017, the Company issued 729,028 shares of the Company’s common stock in exchange for the exercise on a cashless basis of 734,133 warrants to David Moradi.

In summary, as of December 31, 2018 and 2017, the total balances of related party payable were $14,467 and $23,535, respectively.